Income tax - Additional Information (Detail)	Dec. 31, 2021 USD ($)
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 240,421
Domestic Country
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	240,421
Operating Loss Carryforwards	$ 200,000